LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Weighted average lease term (in years)	2 years 2 months 12 days	1 year 9 months 18 days
Interest expense on lease liabilities	$ 35	$ 49	$ 51
Total cash outflow for leases	584	737	625
Balance as of beginning	1,384	1,983
Addition	(390)	(581)
Disposal	(109)
Modification	674
Rent deposits	18	(18)
Balance as of ending	1,577	1,384	1,983
Right-of-use leased offices
LEASES
Balance as of beginning	2,974	2,918
Addition	287	74
Disposal	(305)
Modification	674
Rent deposits	18	(18)
Balance as of ending	3,648	2,974	2,918
Accumulated depreciation and amortisation
LEASES
Balance as of beginning	(1,590)	(935)
Addition	(677)	(655)
Disposal	196
Balance as of ending	$ (2,071)	$ (1,590)	$ (935)
Minimum
LEASES
Discount rate (in percent)	2.40%
Maximum
LEASES
Discount rate (in percent)	9.00%